Transactions and Balances with Interested and Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	Year ended December 31,
	2019	2018	2017
	USD in thousands

Subcontracted work and consulting	722	660	666
Share-based payments to service provider	37	43	112
	759	703	778
	As of December 31,
	2019	2018
	USD in thousands

Other accounts payable	67	53
	67	53